Expense Example, No Redemption - Class A C and IS shares - Federated Hermes Prudent Bear Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years
USD ($)	840	1,437	2,058	3,721	384	1,166	1,967	4,053	284	871	1,484	3,138